Summary of Significant Accounting Policies - Schedule of Effect of Adoption of ASC 606 on Revenue (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 130,205	¥ 906,458	¥ 714,141	¥ 284,709
Cost of revenues	(93,309)	(649,596)	(517,074)	(213,370)
Net loss	(15,776)	¥ (109,841)	(66,197)	¥ (90,291)
Common shares - basic and diluted				¥ (2.73)
Accounts receivable, net of allowance for doubtful accounts	19,452		141,911		¥ 135,417
Prepayments and other current assets	12,366		80,578		86,087
Deferred revenue and customer deposits	11,141		59,483		77,561
Accrued liabilities and other current liabilities	13,829		76,666		96,277
Accumulated deficit	(65,121)		(348,123)		(453,359)
Accumulated other comprehensive income	$ 914		¥ 8,400		6,363
Class A Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)
Class B Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)
Balances under ASC 605
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 129,757	¥ 903,339
Cost of revenues	(93,293)	(649,487)
Net loss	(16,208)	¥ (112,851)
Accounts receivable, net of allowance for doubtful accounts	18,830		¥ 143,543		131,088
Prepayments and other current assets	12,281		80,948		85,494
Deferred revenue and customer deposits	(11,643)		56,419		(81,053)
Accrued liabilities and other current liabilities	(13,737)		77,126		(95,635)
Accumulated deficit	(66,215)		(343,518)		(460,974)
Accumulated other comprehensive income	$ 891				6,206
Balances under ASC 605 | Class A Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.47)
Balances under ASC 605 | Class B Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.47)
Effect of change higher/(lower)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues	$ 448	¥ 3,119
Cost of revenues	(16)	(109)
Net loss	432	¥ 3,010
Accounts receivable, net of allowance for doubtful accounts	622		1,632		4,329
Prepayments and other current assets	85		370		593
Deferred revenue and customer deposits	(502)		(3,064)		(3,492)
Accrued liabilities and other current liabilities	92		460		642
Accumulated deficit	1,094		¥ 4,605		7,615
Accumulated other comprehensive income	$ 23				¥ 157
Effect of change higher/(lower) | Class A Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted		¥ 0.04
Effect of change higher/(lower) | Class B Common Shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Common shares - basic and diluted		¥ 0.04